Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Loss after income tax	$ (28,955)	$ (171,871)	$ (419,770)
Weighted average number of shares used in calculating basic earnings per share (in shares)	99,640,920	54,775,571	40,941,074
Weighted average number of shares used in calculating diluted earnings per share (in shares)	99,640,920	54,775,571	40,941,074
Basic earnings per share (in dollars per share)	$ (0.29)	$ (3.14)	$ (10.25)
Diluted earnings per share (in dollars per share)	$ (0.29)	$ (3.14)	$ (10.25)